Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Long Investments 459.6%
Common Stocks 426.9%
Aerospace & Defense 2.8%
Aerojet Rocketdyne Holdings, Inc.(1),(2),(3)	40,941	$1,611,028
Curtiss-Wright Corp.(2),(3)	3,308	496,729
Howmet Aerospace, Inc.	43,538	1,564,756
Lockheed Martin Corp.(3)	2,845	1,255,783
Northrop Grumman Corp.(3)	3,109	1,390,407
Spirit AeroSystems Holdings, Inc., Class A(3)	6,595	322,430
TransDigm Group, Inc.(1),(3)	1,436	935,611
		7,576,744
Air Freight & Logistics 4.5%
C.H. Robinson Worldwide, Inc.(2),(3)	14,886	1,603,371
Expeditors International of Washington, Inc.(2),(3)	25,915	2,673,391
FedEx Corp.(3)	21,876	5,061,888
Forward Air Corp.(2),(3)	18,747	1,833,082
Hub Group, Inc., Class A(1),(3)	12,082	932,851
		12,104,583
Airlines 1.3%
Alaska Air Group, Inc.(1),(3)	10,451	606,263
Copa Holdings S.A., Class A(1),(3),(4)	8,269	691,619
Frontier Group Holdings, Inc.(1),(3)	9,604	108,813
Ryanair Holdings PLC, ADR(1),(3),(4)	11,128	969,471
Southwest Airlines Co.(1)	24,982	1,144,176
		3,520,342
Auto Components 1.3%
Adient PLC(1),(3),(4)	10,328	421,072
Aptiv PLC(1),(3),(4)	8,308	994,551
Autoliv, Inc.(2),(3)	11,229	858,345
Tenneco, Inc., Class A(1),(3)	45,115	826,507
Veoneer, Inc.(1),(3)	10,885	402,201
		3,502,676
Automobiles 0.5%
General Motors Co.(1),(3)	28,762	1,258,050
Tesla, Inc.(1),(3)	138	148,709
		1,406,759
Banks 30.3%
Bank of America Corp.(3)	244,646	10,084,308
Banner Corp.(3)	41,661	2,438,418
Cadence Bank(2),(3)	53,027	1,551,570
Citizens Financial Group, Inc.(3)	104,230	4,724,746
Columbia Banking System, Inc.(2),(3)	63,524	2,049,919
Comerica, Inc.(3)	18,383	1,662,375
Fifth Third Bancorp(3)	112,308	4,833,736
First BanCorp(2),(3),(4)	128,050	1,680,016
First Horizon Corp.(3)	158,206	3,716,259
First Interstate BancSystem, Inc., Class A(3)	147,026	5,406,146
Huntington Bancshares, Inc.	58,735	858,706
PacWest Bancorp(2),(3)	74,008	3,191,965
PNC Financial Services Group, Inc. (The)(2),(3)	30,618	5,647,490
Popular, Inc.(3),(4)	45,500	3,719,170
Signature Bank(2),(3)	17,516	5,140,771
Silvergate Capital Corp., Class A(1),(2),(3)	7,618	1,147,042
Umpqua Holdings Corp.(3)	17,851	336,670
Valley National Bancorp(2),(3)	59,392	773,284
Veritex Holdings, Inc.(2),(3)	38,297	1,461,796
Webster Financial Corp.(3)	87,680	4,920,602
Wells Fargo & Co.(3)	153,808	7,453,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Banks
Western Alliance Bancorp(3)	59,509	4,928,535
Wintrust Financial Corp.(3)	26,202	2,434,952
Zions Bancorp NA(3)	24,185	1,585,569
		81,747,581
Beverages 9.7%
Celsius Holdings, Inc.(1),(2),(3)	14,609	806,124
Coca-Cola Europacific Partners PLC(2),(3),(4)	211,659	10,288,744
Monster Beverage Corp.(1),(3)	47,420	3,788,858
PepsiCo, Inc.(3)	42,907	7,181,774
Vintage Wine Estates, Inc.(1),(3)	425,532	4,200,001
		26,265,501
Biotechnology 5.1%
AbbVie, Inc.(3)	10,529	1,706,856
ACADIA Pharmaceuticals, Inc.(1),(3)	4,327	104,800
Aldeyra Therapeutics, Inc.(1),(2),(3)	43,127	191,700
Argenx SE, ADR(1),(3),(4)	248	78,197
Arrowhead Pharmaceuticals, Inc.(1),(3)	2,429	111,710
Ascendis Pharma A/S, ADR(1),(3),(4)	693	81,330
Aurinia Pharmaceuticals, Inc.(1),(3),(4)	6,886	85,249
Autolus Therapeutics PLC(1),(3),(4)	1,720	7,172
AVEO Pharmaceuticals, Inc.(1),(2),(3)	22,680	126,781
BELLUS Health, Inc.(1),(3),(4)	1,307	8,992
Biohaven Pharmaceutical Holding Co., Ltd.(1),(3),(4)	22,754	2,697,942
BioMarin Pharmaceutical, Inc.(1),(3)	671	51,734
Bioxcel Therapeutics, Inc.(1),(2)	2,555	53,425
Cytokinetics, Inc.(1),(3)	692	25,473
Dynavax Technologies Corp.(1),(2),(3)	6,990	75,772
Eiger BioPharmaceuticals, Inc.(1),(2),(3)	31,190	258,877
Exact Sciences Corp.(1),(3)	6,781	474,127
Exelixis, Inc.(1),(3)	14,530	329,395
Fate Therapeutics, Inc.(1),(2),(3)	1,720	66,684
FibroGen, Inc.(1),(3)	986	11,852
Global Blood Therapeutics, Inc.(1),(2),(3)	2,765	95,780
Heron Therapeutics, Inc.(1),(2),(3)	8,803	50,353
Horizon Therapeutics PLC(1),(3),(4)	10,983	1,155,521
Incyte Corp.(1),(3)	700	55,594
Insmed, Inc.(1),(3)	16,428	386,058
Ionis Pharmaceuticals, Inc.(1),(3)	1,758	65,116
Iovance Biotherapeutics, Inc.(1),(3)	19,041	317,033
Karyopharm Therapeutics, Inc.(1),(2),(3)	7,871	58,009
Merus N.V.(1),(3),(4)	836	22,104
Mirati Therapeutics, Inc.(1),(2),(3)	5,518	453,690
Natera, Inc.(1),(3)	8,797	357,862
Neurocrine Biosciences, Inc.(1),(3)	2,952	276,750
Regeneron Pharmaceuticals, Inc.(1),(3)	862	602,038
Rigel Pharmaceuticals, Inc.(1),(3)	27,872	83,337
Sage Therapeutics, Inc.(1),(3)	847	28,036
Seagen, Inc.(1),(3)	1,869	269,229
Turning Point Therapeutics, Inc.(1),(3)	4,129	110,864
United Therapeutics Corp.(1),(3)	4,978	893,103
Vertex Pharmaceuticals, Inc.(1),(3)	7,614	1,987,026
Viridian Therapeutics, Inc.(1),(3)	1,380	25,516
		13,841,087
Building Products 2.6%
Armstrong World Industries, Inc.(2),(3)	3,793	341,408
Builders FirstSource, Inc.(1),(3)	8,090	522,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Building Products
Carrier Global Corp.(3)	17,790	816,027
Cornerstone Building Brands, Inc.(1),(3)	40,018	973,238
Fortune Brands Home & Security, Inc.(3)	6,778	503,470
Johnson Controls International PLC(3),(4)	58,341	3,825,419
Masco Corp.	2,235	113,985
		7,095,676
Capital Markets 1.4%
Blucora, Inc.(1),(3)	45,506	889,642
Coinbase Global, Inc., Class A(1)	242	45,946
S&P Global, Inc.(3)	1,445	592,710
State Street Corp.(3)	26,414	2,301,188
		3,829,486
Chemicals 2.7%
Atotech Ltd.(1),(3),(4)	9,072	199,130
Axalta Coating Systems Ltd.(1),(3),(4)	20,649	507,552
DuPont de Nemours, Inc.(2)	5,060	372,315
GCP Applied Technologies, Inc.(1),(3)	7,498	235,587
Huntsman Corp.(2),(3)	24,627	923,759
Linde PLC(3),(4)	1,035	330,610
Nutrien Ltd.(3),(4)	11,415	1,187,046
Olin Corp.(3)	16,974	887,401
Sociedad Quimica y Minera de Chile S.A., ADR(2),(3),(4)	27,559	2,359,050
Tronox Holdings PLC, Class A(3),(4)	8,250	163,268
		7,165,718
Commercial Services & Supplies 3.1%
IAA, Inc.(1),(3)	135,830	5,195,498
Li-Cycle Holdings Corp.(1),(3),(4)	20,772	175,523
Republic Services, Inc.(3)	20,772	2,752,290
US Ecology, Inc.(1),(3)	4,302	205,980
		8,329,291
Communications Equipment 22.0%
ADTRAN, Inc.(2),(3)	229,184	4,228,445
Arista Networks, Inc.(1),(3)	16,892	2,347,650
Calix, Inc.(1),(2),(3)	44,502	1,909,581
Ciena Corp.(1),(2),(3)	137,678	8,347,417
Cisco Systems, Inc.(3)	94,820	5,287,163
CommScope Holding Co., Inc.(1),(3)	2,032,601	16,016,896
F5, Inc.(1),(3)	689	143,967
Motorola Solutions, Inc.(2),(3)	39,820	9,644,404
Plantronics, Inc.(1),(3)	3,528	139,003
Radware Ltd.(1),(3),(4)	20,687	661,363
Telefonaktiebolaget LM Ericsson, ADR(3),(4)	1,156,445	10,569,907
		59,295,796
Construction & Engineering 0.6%
Quanta Services, Inc.(2),(3)	1,280	168,461
WillScot Mobile Mini Holdings Corp.(1),(3)	39,067	1,528,692
		1,697,153
Construction Materials 0.7%
Cemex S.A.B. de C.V., ADR(1),(2),(3),(4)	185,580	981,718
Martin Marietta Materials, Inc.(2),(3)	2,407	926,430
		1,908,148
Consumer Finance 4.6%
Ally Financial, Inc.(2),(3)	93,286	4,056,075
American Express Co.(2)	8,783	1,642,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Consumer Finance
Capital One Financial Corp.(2),(3)	31,131	4,087,189
FirstCash Holdings, Inc.(3)	36,255	2,550,177
		12,335,862
Containers & Packaging 3.7%
Ardagh Metal Packaging S.A.(1),(3),(4)	806,830	6,559,528
Avery Dennison Corp.(2),(3)	9,285	1,615,312
Graphic Packaging Holding Co.(2),(3)	61,856	1,239,594
O-I Glass, Inc.(1),(3)	37,939	500,036
		9,914,470
Distributors 0.1%
Pool Corp.(3)	328	138,695

Diversified Consumer Services 1.7%
2U, Inc.(1),(3)	19,156	254,392
Chegg, Inc.(1),(3)	13,786	500,156
Service Corp. International/US(3)	41,430	2,726,923
Terminix Global Holdings, Inc.(1),(3)	23,718	1,082,252
		4,563,723
Diversified Financial Services 9.0%
Aequi Acquisition Corp.(1),(3)	55,839	551,131
Aequi Acquisition Corp., Class A(1),(3)	26,623	261,704
Anzu Special Acquisition Corp. I, Class A(1),(3)	11,398	111,358
Apollo Strategic Growth Capital, Class A(1),(3),(4)	27,767	276,282
Apollo Strategic Growth Capital II(1),(3),(4)	1,043	10,326
Argus Capital Corp., Class A(1),(3)	85,371	852,003
Atlas Crest Investment Corp. II(1),(3)	9,270	91,254
Aurora Acquisition Corp., Class A(1),(3),(4)	21,157	208,608
Beard Energy Transition Acquisition Corp.(1),(3)	11,996	121,040
Broadscale Acquisition Corp., Class A(1),(3)	22,768	224,037
Carney Technology Acquisition Corp. II(1),(3)	9,695	96,465
CENAQ Energy Corp.(1),(3)	13,736	139,008
Churchill Capital Corp. VI(1),(3)	10,205	101,272
Churchill Capital Corp. VII(1),(3)	17,791	176,131
Cohn Robbins Holdings Corp., Class A(1),(3),(4)	10,689	106,249
Conyers Park III Acquisition Corp.(1),(3)	416,606	4,124,399
Direct Selling Acquisition Corp.(1),(3)	8,360	84,352
Edify Acquisition Corp.(1),(3)	1,794	17,797
Everest Consolidator Acquisition Corp.(1),(3)	16,822	168,556
Financial Strategies Acquisition Corp., Class A(1),(3)	40,406	400,423
Fortress Capital Acquisition Corp.(1),(3),(4)	4,669	46,410
Fortress Value Acquisition Corp. IV(1),(3)	4,666	45,764
Frazier Lifesciences Acquisition Corp.(1),(3),(4)	4,797	47,922
GigCapital5, Inc.(1),(3)	12,536	127,240
Global Partner Acquisition Corp. II(1),(3),(4)	4,148	40,775
GO Acquisition Corp.(1),(3)	4,185	41,641
Golden Falcon Acquisition Corp.(1),(3)	5,530	54,858
Gores Holdings VII, Inc.(1),(3)	7,971	78,754
Gores Technology Partners II, Inc., Class A(1),(3)	15,960	156,089
Gores Technology Partners, Inc.(1),(3)	11,400	112,803
Hudson Executive Investment Corp. II(1),(3)	4,362	42,922
Hudson Executive Investment Corp. III(1),(3)	10,361	102,056
HumanCo Acquisition Corp., Class A(1),(3)	278,581	2,735,665
Lazard Growth Acquisition Corp. I(1),(3),(4)	5,700	56,596
Longview Acquisition Corp. II(1),(3)	11,188	110,090
MDH Acquisition Corp., Class A(1),(3)	21,005	205,219
North Mountain Merger Corp., Class A(1),(3)	14,010	138,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Diversified Financial Services
Northern Star Investment Corp. III(1),(3)	11,398	112,156
Pine Technology Acquisition Corp., Class A(1),(3)	21,014	205,727
Pontem Corp.(1),(3),(4)	4,781	47,236
Priveterra Acquisition Corp.(1),(3)	5,669	55,840
PropTech Investment Corp. II(1),(3)	7,044	69,595
Queen’s Gambit Growth Capital, Class A(1),(4)	13,661	128,140
Revolution Healthcare Acquisition Corp.(1),(3)	5,698	56,296
RMG Acquisition Corp. III(1),(3),(4)	4,165	41,192
Schultze Special Purpose Acquisition Corp. II(1),(3)	22,559	224,462
ScION Tech Growth I(1),(3),(4)	6,940	68,984
ScION Tech Growth II(1),(3),(4)	7,587	75,035
Senior Connect Acquisition Corp. I, Class A(1),(3)	7,744	76,046
Simon Property Group Acquisition Holdings, Inc.(1),(3)	641,299	6,329,621
Simon Property Group Acquisition Holdings, Inc., Class A(1),(3)	208,902	2,043,062
SVF Investment Corp. 3, Class A(1),(3),(4)	2,280	22,595
Tishman Speyer Innovation Corp. II(1),(3)	119,099	1,176,698
Tishman Speyer Innovation Corp. II, Class A(1),(3)	28,330	277,634
TLG Acquisition One Corp.(1),(3)	4,852	47,622
Turmeric Acquisition Corp.(1),(3),(4)	6,073	60,244
Vector Acquisition Corp. II, Class A(1),(3),(4)	10,946	106,833
Velocity Acquisition Corp., Class A(1),(3)	14,633	142,672
Virgin Group Acquisition Corp. II, Class A(1),(3),(4)	28,019	276,267
Warburg Pincus Capital Corp. I-A(1),(3),(4)	11,400	112,860
Williams Rowland Acquisition Corp.(1),(3)	13,602	137,108
		24,159,683
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc.	5,661	288,371

Electric Utilities 0.4%
Constellation Energy Corp.(3)	5,416	304,650
NextEra Energy, Inc.(3)	8,358	708,006
		1,012,656
Electrical Equipment 3.3%
AMETEK, Inc.(3)	19,587	2,608,597
Emerson Electric Co.(2),(3)	36,575	3,586,179
nVent Electric PLC(3),(4)	36,603	1,273,052
Plug Power, Inc.(1),(2),(3)	17,320	495,525
Regal Rexnord Corp.(3)	3,148	468,359
Vicor Corp.(1),(3)	7,638	538,861
		8,970,573
Electronic Equipment, Instruments & Components 4.4%
Coherent, Inc.(1),(3)	10,258	2,804,127
II-VI, Inc.(1),(2),(3)	95,042	6,889,594
Rogers Corp.(1),(3)	8,160	2,217,072
		11,910,793
Energy Equipment & Services 1.5%
Baker Hughes Co.	27,552	1,003,168
Halliburton Co.(3)	75,839	2,872,023
Valaris Ltd.(1),(3),(4)	3,462	179,920
		4,055,111
Entertainment 4.0%
Activision Blizzard, Inc.(3)	4,490	359,694
Electronic Arts, Inc.(3)	6,911	874,311
Liberty Media Corp-Liberty Formula One(1),(2),(3)	7,210	503,546
Netflix, Inc.(1),(3)	8,156	3,055,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Entertainment
Zynga, Inc., Class A(1),(2),(3)	640,837	5,921,334
		10,714,041
Food & Staples Retailing 5.1%
Albertsons Cos., Inc., Class A(3)	82,738	2,751,039
Blue Apron Holdings, Inc., Class A(1),(3)	10,702	43,343
Casey’s General Stores, Inc.(3)	38,050	7,540,369
Performance Food Group Co.(1),(3)	54,651	2,782,282
Walmart, Inc.	4,360	649,291
		13,766,324
Food Products 10.5%
Bunge Ltd.(3),(4)	39,473	4,374,003
Conagra Brands, Inc.(2),(3)	53,097	1,782,466
Freshpet, Inc.(1),(2)	6,527	669,931
Hershey Co. (The)(3)	18,472	4,001,589
Hostess Brands, Inc.(1),(3)	253,360	5,558,719
JM Smucker Co. (The)(2),(3)	20,696	2,802,445
Kraft Heinz Co. (The)(2),(3)	37,295	1,469,050
Pilgrim’s Pride Corp.(1),(3)	51,845	1,301,310
Sanderson Farms, Inc.(3)	3,320	622,467
Simply Good Foods Co. (The)(1),(2),(3)	99,501	3,776,063
Sovos Brands, Inc.(1),(3)	131,911	1,870,498
		28,228,541
Health Care Equipment & Supplies 3.6%
Abbott Laboratories(3)	3,515	416,035
ABIOMED, Inc.(1),(3)	1,657	548,865
Boston Scientific Corp.(1),(3)	9,629	426,469
Cardiovascular Systems, Inc.(1),(3)	221	4,995
CVRX, Inc.(1),(3)	21,073	126,227
DexCom, Inc.(1),(2),(3)	5,317	2,720,177
Edwards Lifesciences Corp.(1),(2),(3)	11,369	1,338,359
Haemonetics Corp.(1),(2),(3)	5,197	328,554
Inari Medical, Inc.(1),(3)	5,091	461,448
Intersect ENT, Inc.(1),(3)	15,830	443,398
Intuitive Surgical, Inc.(1),(3)	935	282,071
Outset Medical, Inc.(1),(2),(3)	1,382	62,743
Penumbra, Inc.(1),(2),(3)	3,110	690,824
Shockwave Medical, Inc.(1),(3)	173	35,873
STAAR Surgical Co.(1),(2),(3)	3,463	276,728
Stryker Corp.(2),(3)	2,384	637,363
Tandem Diabetes Care, Inc.(1),(3)	3,462	402,596
Teleflex, Inc.(3)	1,467	520,536
Zimmer Biomet Holdings, Inc.(3)	357	45,660
ZimVie, Inc.(1),(3)	35	799
		9,769,720
Health Care Providers & Services 1.4%
Centene Corp.(1),(3)	5,795	487,881
CVS Health Corp.(3)	1,722	174,284
Guardant Health, Inc.(1),(2),(3)	531	35,173
Humana, Inc.(3)	4,484	1,951,302
Oak Street Health, Inc.(1),(2),(3)	5,193	139,588
Option Care Health, Inc.(1),(2),(3)	11,217	320,358
Pennant Group, Inc. (The)(1),(2),(3)	2,943	54,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Health Care Providers & Services
Quest Diagnostics, Inc.(3)	3,451	472,304
		3,635,718
Health Care Technology 2.5%
Cerner Corp.(3)	63,572	5,947,796
Change Healthcare, Inc.(1),(3)	9,466	206,359
Contra Zogenix, Inc.(1)	40,508	30,381
Convey Health Solutions Holdings, Inc.(1),(3)	6,966	45,558
Inspire Medical Systems, Inc.(1),(2),(3)	1,705	437,656
		6,667,750
Hotels, Restaurants & Leisure 24.6%
Aramark(2),(3)	27,538	1,035,429
Bloomin’ Brands, Inc.(2),(3)	125,313	2,749,367
Booking Holdings, Inc.(1),(3)	1,594	3,743,429
Boyd Gaming Corp.(3)	50,686	3,334,125
Caesars Entertainment, Inc.(1),(2),(3)	30,415	2,352,904
Cheesecake Factory, Inc. (The)(1),(2),(3)	90,087	3,584,562
Chipotle Mexican Grill, Inc.(1),(2),(3)	2,618	4,141,755
Domino’s Pizza, Inc.(2),(3)	10,776	4,385,940
Expedia Group, Inc.(1),(2)	44,907	8,786,953
Hilton Worldwide Holdings, Inc.(1),(3)	8,023	1,217,410
Hyatt Hotels Corp., Class A(1),(3)	5,622	536,620
Inspired Entertainment, Inc.(1),(3)	33,896	416,921
Jack in the Box, Inc.(2),(3)	19,816	1,851,013
Marriott International, Inc., Class A(1)	1,879	330,234
Marriott Vacations Worldwide Corp.(3)	35,611	5,615,855
McDonald’s Corp.(2),(3)	16,584	4,100,891
Restaurant Brands International, Inc.(3),(4)	27,221	1,589,434
Royal Caribbean Cruises Ltd.(1),(4)	481	40,298
Ruth’s Hospitality Group, Inc.(3)	86,134	1,970,746
Six Flags Entertainment Corp.(1),(2),(3)	51,932	2,259,042
Starbucks Corp.(2),(3)	64,309	5,850,190
Texas Roadhouse, Inc., Class A(3)	11,350	950,335
Travel + Leisure Co.(3)	27,422	1,588,831
Wendy’s Co. (The)(2),(3)	175,754	3,861,315
		66,293,599
Household Durables 0.9%
Newell Brands, Inc.(3)	51,815	1,109,359
Taylor Morrison Home Corp.(1),(2),(3)	37,267	1,014,408
Vizio Holding Corp., Class A(1)	28,918	257,081
		2,380,848
Household Products 4.3%
Church & Dwight Co., Inc.(2),(3)	20,697	2,056,868
Procter & Gamble Co. (The)(3)	29,169	4,457,023
Spectrum Brands Holdings, Inc.(2),(3)	57,968	5,142,921
		11,656,812
Industrial Conglomerates 1.0%
Icahn Enterprises L.P.(3)	32,295	1,677,079
Roper Technologies, Inc.(3)	2,289	1,080,935
		2,758,014
Insurance 0.2%
American National Group, Inc.(3)	2,513	475,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Insurance
Syncora Holdings Ltd.(1),(3),(4)	56,504	3,955
		479,138
Interactive Media & Services 4.4%
Alphabet, Inc., Class C(1),(3)	1	2,793
Alphabet, Inc., Class A(1),(2)	1,366	3,799,324
Match Group, Inc.(1),(2),(3)	33,705	3,665,082
Meta Platforms, Inc., Class A(1)	3,462	769,810
QuinStreet, Inc.(1),(3)	34,430	399,388
Snap, Inc., Class A(1),(3)	65,264	2,348,851
Vimeo, Inc.(1),(2),(3)	43,100	512,028
ZoomInfo Technologies, Inc., Class A(1),(2),(3)	7,987	477,144
		11,974,420
Internet & Direct Marketing Retail 0.9%
Altaba, Inc.(1)	148,076	851,437
Amazon.com, Inc.(1),(3)	398	1,297,460
Chewy, Inc., Class A(1)	6,326	257,975
Xometry, Inc., Class A(1),(2),(3)	3,463	127,265
		2,534,137
IT Services 11.3%
Accenture PLC, Class A(3),(4)	17,320	5,840,824
Akamai Technologies, Inc.(1),(2),(3)	4,806	573,788
Block. Inc., Class A(1),(3)	6,529	885,332
Concentrix Corp.(3)	33,686	5,610,740
DXC Technology Co.(1),(2),(3)	189,624	6,187,431
EPAM Systems, Inc.(1),(3)	5,177	1,535,550
Global Payments, Inc.(3)	1	137
GoDaddy, Inc., Class A(1),(3)	28,608	2,394,490
LiveRamp Holdings, Inc.(1),(2),(3)	108,649	4,062,386
MoneyGram International, Inc.(1),(3)	86,534	913,799
PayPal Holdings, Inc.(1)	346	40,015
Sabre Corp.(1),(3)	10,617	121,352
Shopify, Inc., Class A(1),(3),(4)	413	279,172
Toast, Inc., Class A(1)	8,567	186,161
Twilio, Inc., Class A(1),(2),(3)	10,840	1,786,540
		30,417,717
Leisure Products 0.2%
Peloton Interactive, Inc., Class A(1),(2),(3)	20,738	547,898

Life Sciences Tools & Services 1.2%
Azenta, Inc.(2),(3)	1,441	119,430
Charles River Laboratories International, Inc.(1),(3)	118	33,509
Fluidigm Corp.(1),(2),(3)	305	1,095
Maravai LifeSciences Holdings, Inc., Class A(1),(3)	2,249	79,322
NanoString Technologies, Inc.(1),(3)	3,448	119,818
Repligen Corp.(1),(3)	3,104	583,831
SomaLogic, Inc.(1),(3)	282,201	2,263,252
		3,200,257
Machinery 4.4%
Caterpillar, Inc.	5,002	1,114,546
Chart Industries, Inc.(1),(3)	1,752	300,941
Dover Corp.(3)	1,408	220,915
Flowserve Corp.(3)	6,285	225,632
Fortive Corp.(3)	64,270	3,915,971
Ingersoll Rand, Inc.(2),(3)	21,949	1,105,132
Iveco Group N.V.(1),(3),(4)	4,973	32,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Machinery
Meritor, Inc.(1),(2),(3)	1,612	57,339
Middleby Corp. (The)(1),(2)	2,064	338,372
Otis Worldwide Corp.(3)	3,582	275,635
Parker-Hannifin Corp.(3)	4,618	1,310,404
SPX FLOW, Inc.(3)	4,118	355,054
Stanley Black & Decker, Inc.	4,837	676,164
Welbilt, Inc.(1),(3)	76,102	1,807,422
		11,736,271
Media 6.1%
Altice USA, Inc., Class A(1),(3)	20,797	259,547
comScore, Inc.(1),(2),(3)	2,247,936	6,541,494
Criteo S.A., ADR(1),(3),(4)	140,633	3,830,843
Discovery, Inc., Class A(1),(3)	11,781	293,582
DISH Network Corp., Class A(1),(3)	25,099	794,383
Fox Corp., Class A(2)	20,380	803,991
Gray Television, Inc.(3)	43,108	951,394
Interpublic Group of Cos., Inc. (The)(2)	12,033	426,570
Liberty Media Corp-Liberty SiriusXM, Class A(1),(3)	4,623	211,317
Nexstar Media Group, Inc., Class A(2),(3)	8,272	1,559,107
Shaw Communications, Inc., Class B(3),(4)	8,812	273,524
TEGNA, Inc.(3)	22,333	500,259
		16,446,011
Metals & Mining 4.1%
Alcoa Corp.(2),(3)	8,655	779,210
Allegheny Technologies, Inc.(1),(3)	7,451	199,985
Alpha Metallurgical Resources, Inc.(1),(3)	20,259	2,673,378
Carpenter Technology Corp.(2),(3)	24,094	1,011,466
Constellium SE(1),(3),(4)	19,294	347,292
Freeport-McMoRan, Inc.(3)	9,662	480,588
Reliance Steel & Aluminum Co.	2,089	383,018
Steel Dynamics, Inc.(3)	77	6,424
Teck Resources Ltd., Class B(3),(4)	27,581	1,113,996
Vale S.A., ADR(3),(4)	57,903	1,157,481
Warrior Met Coal, Inc.(2),(3)	74,450	2,762,839
		10,915,677
Mortgage Real Estate Investment 0.8%
AFC Gamma, Inc.(3)	109,818	2,099,720

Multiline Retail 2.4%
Dollar Tree, Inc.(1),(2),(3)	21,428	3,431,694
Kohl’s Corp.(3)	35,421	2,141,554
Target Corp.(3)	4,126	875,620
		6,448,868
Oil, Gas & Consumable Fuels 34.3%
Antero Resources Corp.(1),(3)	202,103	6,170,205
Arch Resources, Inc.(2),(3)	20,738	2,848,986
Cameco Corp.(2),(3),(4)	20,747	603,738
Chesapeake Energy Corp.(3)	61,499	5,350,413
ConocoPhillips(2),(3)	76,083	7,608,300
CVR Energy, Inc.(3)	10,868	277,569
Devon Energy Corp.(2),(3)	103,831	6,139,527
Diamondback Energy, Inc.(3)	33,406	4,579,295
Exxon Mobil Corp.(3)	75,988	6,275,849
Marathon Oil Corp.(2),(3)	200,349	5,030,763
Marathon Petroleum Corp.(3)	31,710	2,711,205
Matador Resources Co.(2),(3)	88,336	4,680,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Murphy Oil Corp.(3)	113,594	4,588,062
Northern Oil and Gas, Inc.(3)	123,312	3,476,165
Occidental Petroleum Corp.(3)	105,303	5,974,892
Ovintiv, Inc.(3)	109,344	5,912,230
PDC Energy, Inc.(2),(3)	83,791	6,089,930
Phillips 66(3)	13,796	1,191,836
Pioneer Natural Resources Co.(2),(3)	20,649	5,162,869
Range Resources Corp.(1),(3)	202,480	6,151,342
Renewable Energy Group, Inc.(1),(3)	3,015	182,860
Shell PLC, ADR(4)	4,607	253,063
SM Energy Co.(2),(3)	34,716	1,352,188
		92,611,328
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.(3)	5,664	351,848
West Fraser Timber Co., Ltd.(3),(4)	1,224	100,894
		452,742
Personal Products 3.0%
BellRing Brands, Inc.(1),(2),(3)	11,167	257,734
Coty, Inc., Class A(1),(2),(3)	165,926	1,491,675
elf Beauty, Inc.(1),(3)	173,173	4,473,059
Olaplex Holdings, Inc.(1),(3)	111,141	1,737,134
		7,959,602
Pharmaceuticals 4.1%
AstraZeneca PLC, ADR(3),(4)	25,434	1,687,292
Axsome Therapeutics, Inc.(1),(2)	2,419	100,122
Bausch Health Cos., Inc.(1),(2),(3),(4)	4,409	100,746
Bristol-Myers Squibb Co.(3)	17,248	1,259,621
Catalent, Inc.(1),(2),(3)	3,300	365,970
Eli Lilly & Co.(3)	11,981	3,430,999
Green Thumb Industries, Inc.(1),(3),(4)	115,874	2,161,050
Harmony Biosciences Holdings, Inc.(1),(3)	361	17,563
Intra-Cellular Therapies, Inc.(1),(2),(3)	1,433	87,685
Jazz Pharmaceuticals PLC(1),(3),(4)	6,550	1,019,638
Merck & Co., Inc.(3)	3,757	308,262
Relmada Therapeutics, Inc.(1),(3)	2,597	70,093
Verano Holdings Corp.(1),(3),(4)	54,761	544,965
		11,154,006
Professional Services 2.4%
Booz Allen Hamilton Holding Corp.(3)	5,885	516,938
Jacobs Engineering Group, Inc.(3)	10,004	1,378,651
KBR, Inc.(2),(3)	27,279	1,492,980
Nielsen Holdings PLC(3),(4)	116,661	3,177,846
		6,566,415
Real Estate Investment Trusts 69.0%
Acadia Realty Trust(2),(3)	409,890	8,882,316
Agree Realty Corp.(3)	94,921	6,298,958
Alexandria Real Estate Equities, Inc.(2),(3)	13,618	2,740,622
American Campus Communities, Inc.(3)	18,357	1,027,441
American Homes 4 Rent, Class A(3)	135,330	5,417,260
Americold Realty Trust(2),(3)	360,770	10,058,268
AvalonBay Communities, Inc.(3)	20,677	5,135,546
Boston Properties, Inc.(2)	5,692	733,130
Douglas Emmett, Inc.(3)	183,915	6,146,439
Duke Realty Corp.(2),(3)	147,537	8,565,998
Equity Residential(2),(3)	66,453	5,975,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Essential Properties Realty Trust, Inc.(2),(3)	208,969	5,286,916
Essex Property Trust, Inc.(3)	11,833	4,088,065
Federal Realty Investment Trust(2),(3)	66,431	8,109,232
First Industrial Realty Trust, Inc.(3)	83,472	5,167,752
Healthcare Trust of America, Inc., Class A(3)	152,892	4,791,635
Highwoods Properties, Inc.(2),(3)	215,537	9,858,662
Host Hotels & Resorts, Inc.(2),(3)	2,764	53,705
Hudson Pacific Properties, Inc.(3)	73,264	2,033,076
InvenTrust Properties Corp.(3)	68,688	2,114,217
Kilroy Realty Corp.(3)	27,968	2,137,315
Kimco Realty Corp.(2),(3)	130,953	3,234,539
Kite Realty Group Trust(2)	235,707	5,367,048
LTC Properties, Inc.(2),(3)	45,611	1,754,655
LXP Industrial Trust(3)	5,317	83,477
Mid-America Apartment Communities, Inc.(3)	31,330	6,562,068
National Storage Affiliates Trust(3)	160,048	10,044,612
NETSTREIT Corp.(3)	465,570	10,447,391
Newlake Capital Partners, Inc.(3)	32,894	822,350
Plymouth Industrial REIT, Inc.(2),(3)	49,770	1,348,767
Preferred Apartment Communities, Inc.(3)	7,529	187,773
Retail Opportunity Investments Corp.(3)	178,292	3,457,082
Rexford Industrial Realty, Inc.(2),(3)	51,305	3,826,840
RPT Realty(3)	215,087	2,961,748
Sabra Health Care REIT, Inc.(3)	343,275	5,111,365
Simon Property Group, Inc.(3)	4,461	586,889
Spirit Realty Capital, Inc.(3)	74,680	3,436,774
Sun Communities, Inc.(3)	36,825	6,455,054
Ventas, Inc.(2),(3)	254,788	15,735,707
		186,046,146
Road & Rail 13.0%
ArcBest Corp.(3)	2,075	167,038
Canadian Pacific Railway Ltd.(3),(4)	28,224	2,329,609
CSX Corp.(3)	228,427	8,554,591
Heartland Express, Inc.(3)	26,329	370,449
JB Hunt Transport Services, Inc.(3)	18,663	3,747,344
Landstar System, Inc.(3)	4,082	615,688
Norfolk Southern Corp.(3)	45,522	12,983,785
Saia, Inc.(1)	1,382	336,959
Schneider National, Inc., Class B(2),(3)	10,366	264,333
Uber Technologies, Inc.(1),(2),(3)	87,708	3,129,421
Union Pacific Corp.	837	228,677
XPO Logistics, Inc.(1),(3)	32,798	2,387,694
		35,115,588
Semiconductors & Semiconductor Equipment 22.6%
Advanced Micro Devices, Inc.(1),(3)	18,287	1,999,501
Ambarella, Inc.(1),(3),(4)	23,029	2,416,203
Applied Materials, Inc.(2),(3)	7,844	1,033,839
ASML Holding N.V.(3),(4)	3,961	2,645,671
Broadcom, Inc.(2),(3)	4,774	3,006,092
CMC Materials, Inc.(3)	5,905	1,094,787
First Solar, Inc.(1),(2),(3)	4,480	375,155
KLA Corp.(3)	13,836	5,064,806
Kulicke & Soffa Industries, Inc.(2),(3)	6,900	386,538
Lam Research Corp.(3)	1,379	741,364
Marvell Technology, Inc.(3)	150,544	10,795,510
Micron Technology, Inc.(3)	143,383	11,168,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
NeoPhotonics Corp.(1),(3)	8,394	127,673
NVIDIA Corp.(2),(3)	12,607	3,439,946
ON Semiconductor Corp.(1),(3)	25,859	1,619,032
QUALCOMM, Inc.(3)	70,794	10,818,739
Ultra Clean Holdings, Inc.(1),(3)	17,149	726,946
Wolfspeed, Inc.(1),(2)	31,010	3,530,799
		60,990,703
Software 48.1%
Alteryx, Inc., Class A(1),(2),(3)	16,706	1,194,980
Anaplan, Inc.(1),(3)	40,330	2,623,467
Asana, Inc., Class A(1),(2),(3)	5,193	207,564
Atlassian Corp. PLC, Class A(1),(3),(4)	4,553	1,337,808
Bill.com Holdings, Inc.(1),(2),(3)	5,518	1,251,427
Bottomline Technologies DE, Inc.(1),(3)	22,224	1,259,656
Braze, Inc., Class A(1),(3)	17,285	716,809
Cadence Design Systems, Inc.(1),(3)	6,126	1,007,482
Check Point Software Technologies Ltd.(1),(3),(4)	7,098	981,369
Cipher Mining, Inc.(1),(3)	295,404	1,075,271
Citrix Systems, Inc.(3)	14,583	1,471,425
Cognyte Software Ltd.(1),(3),(4)	65,424	739,945
CommVault Systems, Inc.(1),(3)	5,099	338,319
Crowdstrike Holdings, Inc., Class A(1),(2),(3)	8,275	1,879,087
CyberArk Software Ltd.(1),(2),(3),(4)	4,068	686,475
Datadog, Inc., Class A(1),(3)	8,116	1,229,331
Descartes Systems Group, Inc. (The)(1),(3),(4)	2,075	152,015
Domo, Inc., Class B(1),(2),(3)	81,322	4,112,454
Dynatrace, Inc.(1),(3)	17,310	815,301
Elastic N.V.(1),(3),(4)	693	61,642
Everbridge, Inc.(1),(2),(3)	35,779	1,561,396
ForgeRock, Inc., Class A(1),(3)	10,259	224,877
Fortinet, Inc.(1),(3)	2,147	733,716
Freshworks, Inc., Class A(1),(3)	117,809	2,111,137
HubSpot, Inc.(1),(2),(3)	7,267	3,451,389
Intuit, Inc.(2),(3)	22,614	10,873,716
ironSource Ltd., Class A(1),(3),(4)	736,218	3,533,846
Mandiant, Inc.(1),(3)	100,077	2,232,718
Manhattan Associates, Inc.(1),(3)	36,373	5,045,299
Microsoft Corp.(3)	47,219	14,558,090
Mimecast Ltd.(1),(3),(4)	21,316	1,695,901
Momentive Global, Inc.(1),(3)	89,432	1,454,164
NCR Corp.(1),(2),(3)	12,856	516,683
New Relic, Inc.(1),(3)	8,631	577,241
Nice Ltd., ADR(1),(2),(3),(4)	1,021	223,599
Nutanix, Inc., Class A(1),(2),(3)	13,463	361,078
Oracle Corp.(2),(3)	147,283	12,184,723
Palo Alto Networks, Inc.(1),(2),(3)	12,181	7,582,794
Ping Identity Holding Corp.(1),(3)	17,593	482,576
Qualtrics International, Inc., Class A(1),(3)	6,886	196,595
RingCentral, Inc., Class A(1),(2),(3)	9,120	1,068,955
Riskified Ltd., Class A(1),(3),(4)	44,824	270,737
Sailpoint Technologies Holdings, Inc.(1),(2),(3)	26,461	1,354,274
salesforce.com, Inc.(1),(3)	9,889	2,099,633
SentinelOne, Inc., Class A(1),(3)	21,510	833,297
ServiceNow, Inc.(1),(2),(3)	9,781	5,446,941
Smartsheet, Inc., Class A(1),(3)	13,848	758,593
Splunk, Inc.(1),(2),(3)	13,792	2,049,629
Sumo Logic, Inc.(1),(2),(3)	145,087	1,693,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Software
Synopsys, Inc.(1),(3)	6,934	2,310,894
Tenable Holdings, Inc.(1),(3)	113,956	6,585,517
Tufin Software Technologies Ltd.(1),(3),(4)	207,873	1,856,306
Varonis Systems, Inc.(1),(2)	30,449	1,447,545
Verint Systems, Inc.(1),(2),(3)	37,752	1,951,778
Vonage Holdings Corp.(1),(2)	127,063	2,578,108
Workday, Inc., Class A(1),(3)	6,615	1,584,028
Zendesk, Inc.(1),(2),(3)	17,485	2,103,271
Zeta Global Holdings Corp., Class A(1),(3)	17,064	217,566
Zoom Video Communications, Inc., Class A(1),(3)	346	40,562
Zscaler, Inc.(1),(2)	3,424	826,143
		129,820,307
Specialty Retail 4.6%
Brilliant Earth Group, Inc., Class A(1),(3)	55,025	566,207
Citi Trends, Inc.(1),(3)	17,478	535,264
Five Below, Inc.(1),(3)	19,990	3,165,816
Gap, Inc. (The)(2),(3)	22,465	316,307
Home Depot, Inc. (The)(2),(3)	3,827	1,145,536
Lithia Motors, Inc., Class A(3)	16,100	4,831,932
Lowe’s Cos., Inc.(3)	1,930	390,227
Ulta Beauty, Inc.(1),(3)	3,606	1,435,981
		12,387,270
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.(3)	655	114,370
Hewlett Packard Enterprise Co.(3)	8,891	148,569
NetApp, Inc.(2),(3)	48,451	4,021,433
Pure Storage, Inc., Class A(1),(2),(3)	160,242	5,658,145
Western Digital Corp.(1),(3)	5,213	258,825
		10,201,342
Textiles, Apparel & Luxury Goods 0.3%
Capri Holdings Ltd.(1),(3),(4)	6,019	309,317
NIKE, Inc., Class B(2),(3)	4,327	582,241
		891,558
Thrifts & Mortgage Finance 3.0%
MGIC Investment Corp.(2),(3)	143,271	1,941,322
Mr. Cooper Group, Inc.(1),(3)	82,301	3,758,687
New York Community Bancorp, Inc.(2)	234,584	2,514,740
		8,214,749
Trading Companies & Distributors 3.5%
Fortress Transportation and Infrastructure Investors LLC(3)	154,642	3,982,032
Triton International Ltd.(3),(4)	21,106	1,481,219
United Rentals, Inc.(1),(3)	5,358	1,903,215
WESCO International, Inc.(1),(3)	11,832	1,539,816
WW Grainger, Inc.(3)	1,002	516,822
		9,423,104
Wireless Telecommunication Services 3.7%
NII Holdings, Inc.(1)	174,048	60,917
T-Mobile U.S., Inc.(1),(3)	77,682	9,970,485
		10,031,402
Total Common Stocks (Cost $1,131,495,012)		1,151,174,221
Exchange-Traded Funds 32.4%
Consumer Staples Select Sector SPDR Fund	2,869	217,728
Energy Select Sector SPDR Fund	38,521	2,944,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Exchange-Traded Funds
Financial Select Sector SPDR Fund(3)	262,188	10,047,044
Industrial Select Sector SPDR Fund	42,089	4,334,325
Invesco QQQ Trust, Series 1	82,682	29,975,532
Invesco S&P 500 Equal Weight ETF(3)	22,517	3,551,156
Invesco S&P 500 Low Volatility ETF(3)	90,598	6,078,220
iShares MSCI Emerging Markets ETF(3)	27,373	1,235,891
iShares Russell 2000 ETF	61,022	12,525,986
iShares U.S. Home Construction ETF	8,741	517,992
iShares U.S. Real Estate ETF	5,137	555,926
KraneShares CSI China Internet ETF(3)	17,547	500,265
Kraneshares Global Carbon Strategy ETF(3)	21,614	1,008,509
Pacer U.S. Cash Cows 100 ETF(3)	42,138	2,097,630
ProShares VIX Short-Term Futures ETF(1),(3)	215,752	3,575,011
SPDR S&P 500 ETF Trust	4,729	2,135,806
SPDR S&P Biotech ETF(1)	1,913	171,940
SPDR S&P Homebuilders ETF	3,841	242,751
SPDR S&P Oil & Gas Exploration & Production ETF(2)	7,002	942,119
SPDR S&P Regional Banking ETF(3)	11,348	781,877
United States Oil Fund L.P.(1),(3)	42,172	3,125,789
VanEck Oil Services ETF(3)	3,154	891,163
Total Exchange-Traded Funds (Cost $88,710,008)		87,457,205
Warrants 0.2%
Biotechnology 0.0%
EQRx, Inc.(1),(3)	33,681	27,787
Diversified Financial Services 0.0%
Aequi Acquisition Corp., Class A(1),(3)	8,874	1,726
Argus Capital Corp., Class A(1),(3)	50,166	22,702
Financial Strategies Acquisition Corp.(1),(3)	40,406	6,861
Gores Technology Partners II, Inc.(1),(3)	3,126	2,122
HumanCo Acquisition Corp., Class A(1),(3)	150,043	48,014
		81,425
Health Care Providers & Services 0.1%
Sema4 Holdings Corp.(1),(3)	304,201	197,746
Health Care Technology 0.0%
Multiplan Corp.(1),(3)	4,362	4,515
Life Sciences Tools & Services 0.1%
SomaLogic, Inc.(1),(3)	120,844	252,564
Total Warrants (Cost $1,398,799)		564,037
Closed-End Mutual Funds 0.1%
Sprott Physical Gold Trust(1),(4)	13,250	203,653
Total Closed-End Mutual Funds (Cost $204,692)		203,653
Rights 0.0%
Diversified Financial Services 0.0%
Financial Strategies Acquisition Corp.(1)	40,406	6,202
Total Rights (Cost $9,508)		6,202
Total Long Investments (Cost $1,221,818,019)		1,239,405,318
Securities Sold Short (5)(380.4)%
Common Stocks (248.1)%
Aerospace & Defense (0.5)%
Boeing Co. (The)	828	(158,562)
L3Harris Technologies, Inc.	3,801	(944,434)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Aerospace & Defense
Virgin Galactic Holdings, Inc.	37,762	(373,089)
		(1,476,085)
Air Freight & Logistics (4.4)%
Atlas Air Worldwide Holdings, Inc.	41,064	(3,546,698)
GXO Logistics, Inc.	18,331	(1,307,733)
United Parcel Service, Inc., Class B	32,874	(7,050,158)
		(11,904,589)
Airlines (0.0)%
Spirit Airlines, Inc.	5,406	(118,229)
Auto Components (0.2)%
American Axle & Manufacturing Holdings, Inc.	12,037	(93,407)
BorgWarner, Inc.	3,266	(127,047)
QuantumScape Corp.	20,644	(412,674)
		(633,128)
Automobiles (2.3)%
Fisker, Inc.	35,474	(457,615)
Ford Motor Co.	254,206	(4,298,623)
Lucid Group, Inc.	2,584	(65,633)
Rivian Automotive, Inc., Class A	20,757	(1,042,832)
Winnebago Industries, Inc.	8,202	(443,154)
		(6,307,857)
Banks (26.3)%
Ameris Bancorp	36,351	(1,595,082)
Associated Banc-Corp	121,380	(2,762,609)
Bank OZK	85,015	(3,630,140)
BankUnited, Inc.	103,472	(4,548,629)
Citigroup, Inc.	91,557	(4,889,144)
Cullen/Frost Bankers, Inc.	17,682	(2,447,366)
East West Bancorp, Inc.	51,558	(4,074,113)
First Citizens BancShares, Inc., Class A	4,843	(3,223,501)
First Hawaiian, Inc.	13,820	(385,440)
First Republic Bank	5,015	(812,931)
FNB Corp.	259,806	(3,234,585)
Hilltop Holdings, Inc.	40,012	(1,176,353)
JPMorgan Chase & Co.	48,883	(6,663,731)
KeyCorp	215,867	(4,831,103)
M&T Bank Corp.	4,801	(813,769)
Prosperity Bancshares, Inc.	46,727	(3,241,919)
Regions Financial Corp.	219,024	(4,875,474)
Renasant Corp.	33,014	(1,104,318)
Simmons First National Corp., Class A	29,929	(784,738)
SouthState Corp.	20,629	(1,683,120)
Texas Capital Bancshares, Inc.	76,254	(4,370,117)
Truist Financial Corp.	83,088	(4,711,090)
US Bancorp	95,092	(5,054,140)
		(70,913,412)
Beverages (6.0)%
Anheuser-Busch InBev S.A., ADR(4)	16,503	(991,170)
Coca-Cola Co. (The)	119,638	(7,417,556)
Keurig Dr Pepper, Inc.	115,320	(4,370,628)
Molson Coors Beverage Co., Class B	11,833	(631,646)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Beverages
National Beverage Corp.	62,920	(2,737,020)
		(16,148,020)
Biotechnology (2.6)%
Akouos, Inc.	4,672	(22,192)
Amicus Therapeutics, Inc.	6,926	(65,589)
Applied Molecular Transport, Inc.	5,879	(44,210)
Arcus Biosciences, Inc.	1,036	(32,696)
Avidity Biosciences, Inc.	5,413	(99,978)
Beam Therapeutics, Inc.	346	(19,826)
Bicycle Therapeutics PLC, ADR(4)	1,384	(60,730)
Burning Rock Biotech Ltd., ADR(4)	11,137	(103,463)
C4 Therapeutics, Inc.	2,934	(71,179)
Caribou Biosciences, Inc.	1,725	(15,836)
Celldex Therapeutics, Inc.	3,290	(112,057)
Century Therapeutics, Inc.	781	(9,833)
Cerevel Therapeutics Holdings, Inc.	3,447	(120,679)
Compass Pathways PLC, ADR(4)	3,611	(46,546)
CRISPR Therapeutics AG(4)	1,385	(86,936)
CureVac N.V.(4)	7,768	(152,330)
Dyne Therapeutics, Inc.	11,385	(109,751)
Editas Medicine, Inc.	4,821	(91,695)
Erasca, Inc.	6,918	(59,495)
Foghorn Therapeutics, Inc.	5,881	(89,568)
Graphite Bio, Inc.	3,459	(17,641)
Immuneering Corp., Class A	3,463	(22,406)
ImmunoGen, Inc.	20,772	(98,875)
Inhibrx, Inc.	24	(535)
Intellia Therapeutics, Inc.	381	(27,687)
Krystal Biotech, Inc.	2,902	(193,099)
MacroGenics, Inc.	6,926	(61,018)
Madrigal Pharmaceuticals, Inc.	1,662	(163,075)
Moderna, Inc.	21,793	(3,754,062)
Novavax, Inc.	692	(50,966)
PMV Pharmaceuticals, Inc.	3,455	(71,933)
Praxis Precision Medicines, Inc.	3,494	(35,674)
Prelude Therapeutics, Inc.	3,459	(23,867)
Recursion Pharmaceuticals, Inc., Class A	1,778	(12,730)
Regeneron Pharmaceuticals, Inc.	67	(46,794)
Relay Therapeutics, Inc.	4,480	(134,086)
REVOLUTION Medicines, Inc.	4,278	(109,132)
Rhythm Pharmaceuticals, Inc.	12,813	(147,606)
Rubius Therapeutics, Inc.	24,213	(133,414)
Scholar Rock Holding Corp.	3,463	(44,638)
SQZ Biotechnologies Co.	12,812	(61,626)
Stoke Therapeutics, Inc.	5,194	(109,334)
Taysha Gene Therapies, Inc.	6,926	(45,158)
Tenaya Therapeutics, Inc.	5,378	(63,353)
Twist Bioscience Corp.	3,748	(185,076)
Verve Therapeutics, Inc.	3,457	(78,889)
		(7,107,263)
Building Products (2.2)%
Allegion PLC(4)	13,676	(1,501,351)
American Woodmark Corp.	3,771	(184,591)
AZEK Co., Inc. (The)	11,191	(277,984)
Hayward Holdings, Inc.	38,005	(631,643)
JELD-WEN Holding, Inc.	15,741	(319,228)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Building Products
Lennox International, Inc.	864	(222,791)
Owens Corning	13,080	(1,196,820)
Trane Technologies PLC(4)	10,283	(1,570,214)
		(5,904,622)
Capital Markets (3.0)%
Bank of New York Mellon Corp. (The)	80,013	(3,971,045)
Coinbase Global, Inc., Class A	6,145	(1,166,690)
FactSet Research Systems, Inc.	553	(240,085)
Goldman Sachs Group, Inc. (The)	7,919	(2,614,062)
		(7,991,882)
Chemicals (2.6)%
Albemarle Corp.	3,709	(820,245)
Ashland Global Holdings, Inc.	1,706	(167,887)
Celanese Corp.	5,872	(838,933)
Dow, Inc.	13,805	(879,655)
Eastman Chemical Co.	1,708	(191,398)
Ecolab, Inc.	2,130	(376,073)
Livent Corp.	20,759	(541,187)
LyondellBasell Industries N.V., Class A(4)	8,351	(858,650)
Methanex Corp.(4)	1,406	(76,711)
PPG Industries, Inc.	13,251	(1,736,809)
RPM International, Inc.	295	(24,025)
Sherwin-Williams Co. (The)	1,573	(392,652)
		(6,904,225)
Commercial Services & Supplies (1.4)%
Copart, Inc.	21,396	(2,684,556)
Rollins, Inc.	7,297	(255,760)
Waste Management, Inc.	4,977	(788,854)
		(3,729,170)

Communications Equipment (3.9)%
Juniper Networks, Inc.	34,620	(1,286,479)
Lumentum Holdings, Inc.	69,056	(6,739,866)
Viasat, Inc.	49,978	(2,438,926)
		(10,465,271)
Construction & Engineering (0.2)%
MasTec, Inc.	5,685	(495,164)

Construction Materials (0.7)%
Vulcan Materials Co.	10,665	(1,959,161)

Consumer Finance (5.6)%
Discover Financial Services	37,152	(4,093,779)
Navient Corp.	150,210	(2,559,578)
OneMain Holdings, Inc.	36,249	(1,718,565)
SoFi Technologies, Inc.	87,630	(828,104)
Synchrony Financial	141,518	(4,926,242)
Upstart Holdings, Inc.	7,747	(845,120)
		(14,971,388)
Containers & Packaging (2.3)%
Amcor PLC(4)	30,969	(350,879)
Ball Corp.	15,908	(1,431,720)
Crown Holdings, Inc.	13,407	(1,677,081)
International Paper Co.	4,254	(196,322)
Packaging Corp. of America	4,490	(700,934)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Containers & Packaging
Sealed Air Corp.	29,426	(1,970,365)
		(6,327,301)
Distributors (0.3)%
Pool Corp.	2,076	(877,837)

Diversified Telecommunication Services (0.5)%
Verizon Communications, Inc.	24,402	(1,243,038)

Electrical Equipment (1.9)%
Acuity Brands, Inc.	860	(162,798)
Eaton Corp. PLC(4)	19,667	(2,984,664)
Generac Holdings, Inc.	1,451	(431,324)
Rockwell Automation, Inc.	3,295	(922,699)
Shoals Technologies Group, Inc., Class A	26,220	(446,789)
Vertiv Holdings Co.	12,094	(169,316)
		(5,117,590)
Electronic Equipment, Instruments & Components (0.1)%
TE Connectivity Ltd.(4)	2,941	(385,212)

Energy Equipment & Services (2.9)%
Nov, Inc.	198,840	(3,899,253)
ProPetro Holding Corp.	3,658	(50,956)
Schlumberger N.V.(4)	91,836	(3,793,745)
		(7,743,954)
Entertainment (2.7)%
AMC Entertainment Holdings, Inc., Class A	19,437	(478,928)
Live Nation Entertainment, Inc.	7,658	(900,887)
ROBLOX Corp., Class A	13,848	(640,331)
Roku, Inc.	15,716	(1,968,743)
Take-Two Interactive Software, Inc.	11,955	(1,837,962)
Walt Disney Co. (The)	10,773	(1,477,625)
		(7,304,476)
Food & Staples Retailing (5.8)%
Costco Wholesale Corp.	3,741	(2,154,255)
Kroger Co. (The)	17,994	(1,032,316)
Sysco Corp.	116,966	(9,550,274)
Walmart, Inc.	19,594	(2,917,938)
		(15,654,783)
Food Products (12.5)%
Archer-Daniels-Midland Co.	36,566	(3,300,447)
B&G Foods, Inc.	48,310	(1,303,404)
Beyond Meat, Inc.	63,982	(3,090,970)
Campbell Soup Co.	60,566	(2,699,427)
Darling Ingredients, Inc.	6,438	(517,486)
Flowers Foods, Inc.	138,352	(3,557,030)
General Mills, Inc.	17,291	(1,170,947)
Kellogg Co.	93,018	(5,998,731)
McCormick & Co., Inc.	17,274	(1,723,945)
Mondelez International, Inc., Class A	95,155	(5,973,831)
Nomad Foods Ltd.(4)	69,543	(1,570,281)
Utz Brands, Inc.	198,116	(2,928,154)
		(33,834,653)
Health Care Equipment & Supplies (1.0)%
Baxter International, Inc.	5,170	(400,882)
Becton Dickinson and Co.	3,275	(871,150)
CryoPort, Inc.	3,090	(107,872)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Medtronic PLC(4)	3,461	(383,998)
Novocure Ltd.(4)	1,039	(86,081)
Quidel Corp.	879	(98,852)
STERIS PLC(4)	2,758	(666,802)
		(2,615,637)
Health Care Providers & Services (1.1)%
HCA Healthcare, Inc.	8,609	(2,157,588)
Invitae Corp.	19,976	(159,209)
UnitedHealth Group, Inc.	1,483	(756,285)
		(3,073,082)
Health Care Technology (0.4)%
Schrodinger, Inc.	3,105	(105,943)
Teladoc Health, Inc.	6,027	(434,727)
Veeva Systems, Inc., Class A	2,930	(622,508)
		(1,163,178)
Hotels, Restaurants & Leisure (11.9)%
Airbnb, Inc., Class A	17,977	(3,087,730)
BJ’s Restaurants, Inc.	58,065	(1,643,240)
Brinker International, Inc.	64,571	(2,464,029)
Carnival Corp.(4)	93,474	(1,890,044)
Choice Hotels International, Inc.	29,144	(4,131,453)
Cracker Barrel Old Country Store, Inc.	39,056	(4,637,119)
Darden Restaurants, Inc.	4,762	(633,108)
DraftKings, Inc., Class A	50,566	(984,520)
Hilton Grand Vacations, Inc.	35,028	(1,821,806)
Marriott International, Inc., Class A	3,511	(617,058)
MGM Resorts International	38,580	(1,618,045)
Papa John’s International, Inc.	11,040	(1,162,291)
Penn National Gaming, Inc.	11,897	(504,671)
Rush Street Interactive, Inc.	6,882	(50,032)
SeaWorld Entertainment, Inc.	17,664	(1,314,908)
Vail Resorts, Inc.	6,924	(1,802,110)
Wingstop, Inc.	22,336	(2,621,130)
Yum! Brands, Inc.	8,652	(1,025,522)
		(32,008,816)
Household Durables (1.1)%
Helen of Troy Ltd.(4)	7,252	(1,420,232)
Installed Building Products, Inc.	4,043	(341,593)
Leggett & Platt, Inc.	3,757	(130,743)
Mohawk Industries, Inc.	8,204	(1,018,937)
		(2,911,505)
Household Products (3.3)%
Clorox Co. (The)	2,760	(383,723)
Colgate-Palmolive Co.	106,385	(8,067,175)
Kimberly-Clark Corp.	3,677	(452,859)
		(8,903,757)
Industrial Conglomerates (4.8)%
3M Co.	45,647	(6,795,926)
General Electric Co.	63,696	(5,828,184)
Honeywell International, Inc.	2,285	(444,615)
		(13,068,725)
Interactive Media & Services (0.7)%
Bumble, Inc., Class A	7,388	(214,104)
fuboTV, Inc.	14,967	(98,333)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Interactive Media & Services
Meta Platforms, Inc., Class A	3,603	(801,163)
Taboola.com Ltd.(4)	32,476	(167,576)
Twitter, Inc.	12,208	(472,328)
		(1,753,504)
Internet & Direct Marketing Retail (0.4)%
Amazon.com, Inc.	20	(65,199)
Etsy, Inc.	4,319	(536,765)
Fiverr International Ltd.(4)	6,896	(524,579)
Wayfair, Inc., Class A	339	(37,554)
		(1,164,097)
IT Services (1.7)%
International Business Machines Corp.	439	(57,079)
MongoDB, Inc.	693	(307,408)
Okta, Inc.	6,787	(1,024,565)
Shift4 Payments, Inc., Class A	6,184	(382,975)
Shopify, Inc., Class A(4)	724	(489,395)
Snowflake, Inc., Class A	6,683	(1,531,276)
Squarespace, Inc., Class A	5,372	(137,631)
Toast, Inc., Class A	7,735	(168,081)
Wipro Ltd., ADR(4)	37,458	(288,801)
Wix.com Ltd.(4)	1,719	(179,567)
		(4,566,778)
Life Sciences Tools & Services (0.3)%
10X Genomics, Inc., Class A	1,345	(102,314)
Adaptive Biotechnologies Corp.	6,918	(96,022)
Illumina, Inc.	264	(92,242)
Pacific Biosciences of California, Inc.	1,659	(15,097)
Quanterix Corp.	15,461	(451,306)
Seer, Inc.	5,534	(84,338)
		(841,319)
Machinery (5.9)%
AGCO Corp.	3,776	(551,409)
Allison Transmission Holdings, Inc.	3,447	(135,329)
Caterpillar, Inc.	1,046	(233,070)
Colfax Corp.	9,476	(377,050)
Cummins, Inc.	6,404	(1,313,524)
Gates Industrial Corp. PLC(4)	25,785	(388,322)
Greenbrier Cos., Inc. (The)	2,266	(116,722)
IDEX Corp.	7,045	(1,350,738)
Illinois Tool Works, Inc.	14,290	(2,992,326)
Kennametal, Inc.	14,701	(420,596)
Lincoln Electric Holdings, Inc.	5,182	(714,131)
Manitowoc Co., Inc. (The)	6,824	(102,906)
Oshkosh Corp.	12,025	(1,210,316)
PACCAR, Inc.	19,817	(1,745,283)
Pentair PLC(4)	4,552	(246,764)
Stanley Black & Decker, Inc.	3,828	(535,116)
Terex Corp.	13,833	(493,285)
Timken Co. (The)	7,294	(442,746)
Westinghouse Air Brake Technologies Corp.	12,010	(1,155,002)
Xylem, Inc.	15,897	(1,355,378)
		(15,880,013)
Media (2.2)%
Charter Communications, Inc., Class A	5,325	(2,904,894)
Comcast Corp., Class A	48,056	(2,249,982)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Media
Magnite, Inc.	7,900	(104,359)
Omnicom Group, Inc.	5,511	(467,774)
PubMatic, Inc., Class A	6,637	(173,358)
		(5,900,367)
Metals & Mining (2.6)%
ArcelorMittal S.A.(4)	4,215	(134,922)
Freeport-McMoRan, Inc.	4,965	(246,959)
MP Materials Corp.	26,114	(1,497,377)
Nucor Corp.	4,501	(669,074)
Rio Tinto PLC, ADR(4)	17,264	(1,388,026)
Sibanye Stillwater Ltd., ADR(4)	36,831	(597,767)
Southern Copper Corp.	16,197	(1,229,352)
Vale S.A., ADR(4)	57,903	(1,157,481)
		(6,920,958)
Mortgage Real Estate Investment (2.1)%
AGNC Investment Corp.	187,211	(2,452,464)
Annaly Capital Management, Inc.	470,196	(3,310,180)
		(5,762,644)
Multiline Retail (2.6)%
Big Lots, Inc.	29,386	(1,016,755)
Dollar General Corp.	25,082	(5,584,006)
Macy’s, Inc.	19,191	(467,493)
		(7,068,254)
Oil, Gas & Consumable Fuels (27.9)%
APA Corp.	69,445	(2,870,162)
BP PLC, ADR(4)	118,076	(3,471,434)
Canadian Natural Resources Ltd.(4)	20,845	(1,291,973)
Chevron Corp.	40,360	(6,571,819)
CNX Resources Corp.	284,478	(5,894,384)
Comstock Resources, Inc.	373,547	(4,874,788)
Continental Resources, Inc.	56,104	(3,440,858)
Coterra Energy, Inc.	156,589	(4,223,205)
Delek US Holdings, Inc.	4,755	(100,901)
EOG Resources, Inc.	55,563	(6,624,777)
EQT Corp.	108,335	(3,727,807)
Equinor ASA, ADR(4)	112,213	(4,209,110)
Hess Corp.	54,746	(5,860,012)
HF Sinclair Corp.	20,420	(813,737)
Laredo Petroleum, Inc.	22,755	(1,800,831)
PBF Energy, Inc., Class A	17,812	(434,079)
Peabody Energy Corp.	17,285	(424,001)
Shell PLC, ADR(4)	56,998	(3,130,900)
Southwestern Energy Co.	826,387	(5,925,195)
Suncor Energy, Inc.(4)	195,178	(6,360,851)
TotalEnergies S.E., ADR(4)	56,418	(2,851,366)
Valero Energy Corp.	2,280	(231,511)
		(75,133,701)
Personal Products (1.4)%
Edgewell Personal Care Co.	48,370	(1,773,728)
Estee Lauder Cos., Inc. (The), Class A	6,998	(1,905,695)
		(3,679,423)
Pharmaceuticals (1.3)%
GlaxoSmithKline PLC, ADR(4)	10,723	(467,094)
Nektar Therapeutics	15,566	(83,900)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Pharmaceuticals
Novartis AG, ADR(4)	8,628	(757,107)
Pfizer, Inc.	30,800	(1,594,516)
Reata Pharmaceuticals, Inc., Class A	553	(18,116)
Royalty Pharma PLC, Class A(4)	8,302	(323,446)
Sanofi, ADR(4)	5,188	(266,352)
Theseus Pharmaceuticals, Inc.	5,562	(64,130)
Ventyx Biosciences, Inc.	3,654	(49,585)
		(3,624,246)
Real Estate Investment Trusts (50.3)%
Brandywine Realty Trust	412,173	(5,828,126)
Brixmor Property Group, Inc.	196,323	(5,067,097)
Broadstone Net Lease, Inc.	22,768	(495,887)
Camden Property Trust	69,301	(11,517,826)
CareTrust REIT, Inc.	240,125	(4,634,413)
Corporate Office Properties Trust	185,105	(5,282,897)
EastGroup Properties, Inc.	31,018	(6,305,339)
Equity LifeStyle Properties, Inc.	15,106	(1,155,307)
Extra Space Storage, Inc.	47,619	(9,790,466)
Four Corners Property Trust, Inc.	14,339	(387,727)
Healthcare Realty Trust, Inc.	33,942	(932,726)
Healthpeak Properties, Inc.	191,275	(6,566,471)
Invitation Homes, Inc.	34,620	(1,391,032)
National Health Investors, Inc.	58,435	(3,448,249)
National Retail Properties, Inc.	142,942	(6,423,814)
Omega Healthcare Investors, Inc.	245,852	(7,660,748)
Paramount Group, Inc.	33,363	(363,990)
Park Hotels & Resorts, Inc.	48,095	(939,295)
Phillips Edison & Co., Inc.	96,280	(3,311,069)
Prologis, Inc.	77,110	(12,451,723)
Realty Income Corp.	87,488	(6,062,918)
Regency Centers Corp.	113,667	(8,109,004)
SITE Centers Corp.	201,354	(3,364,625)
SL Green Realty Corp.	103,336	(8,388,816)
UDR, Inc.	40,526	(2,324,977)
Urban Edge Properties	368,626	(7,040,757)
Washington Real Estate Investment Trust	222,315	(5,669,033)
Weyerhaeuser Co.	8,990	(340,721)
Xenia Hotels & Resorts, Inc.	17,467	(336,938)
		(135,591,991)
Real Estate Management & Development (0.2)%
Opendoor Technologies, Inc.	17,275	(149,429)
Zillow Group, Inc., Class C	5,431	(267,694)
		(417,123)
Road & Rail (7.3)%
ArcBest Corp.	5,178	(416,829)
Canadian National Railway Co.(4)	12,450	(1,670,043)
Covenant Logistics Group, Inc.	7,819	(168,343)
Knight-Swift Transportation Holdings, Inc.	58,801	(2,967,099)
Old Dominion Freight Line, Inc.	6,916	(2,065,671)
Ryder System, Inc.	117,151	(9,293,589)
TFI International, Inc.(4)	5,189	(552,680)
Union Pacific Corp.	7,254	(1,981,865)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Road & Rail
Werner Enterprises, Inc.	14,550	(596,550)
		(19,712,669)
Semiconductors & Semiconductor Equipment (15.5)%
Entegris, Inc.	2,646	(347,314)
GLOBALFOUNDRIES, Inc.(4)	46,642	(2,911,394)
Intel Corp.	208,248	(10,320,771)
Microchip Technology, Inc.	8,840	(664,238)
MKS Instruments, Inc.	468	(70,200)
NXP Semiconductors N.V.(4)	26,776	(4,955,702)
Silicon Motion Technology Corp., ADR(4)	13,820	(923,452)
Skyworks Solutions, Inc.	25,973	(3,461,681)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(4)	345	(35,970)
Texas Instruments, Inc.	99,335	(18,225,986)
		(41,916,708)
Software (1.4)%
Adobe, Inc.	479	(218,242)
Autodesk, Inc.	2,909	(623,544)
Blackline, Inc.	6,951	(508,952)
Coupa Software, Inc.	4,143	(421,053)
DocuSign, Inc.	856	(91,695)
DoubleVerify Holdings, Inc.	6,533	(164,436)
JFrog Ltd.(4)	7,626	(205,521)
Monday.com Ltd.(4)	1,731	(273,619)
nCino, Inc.	5,082	(208,260)
Palantir Technologies, Inc., Class A	17,073	(234,412)
Paycom Software, Inc.	345	(119,501)
Qualys, Inc.	33	(4,700)
Trade Desk, Inc. (The), Class A	5,637	(390,362)
Unity Software, Inc.	1,725	(171,137)
		(3,635,434)
Specialty Retail (4.1)%
Asbury Automotive Group, Inc.	1,728	(276,825)
AutoNation, Inc.	3,265	(325,129)
Best Buy Co., Inc.	11,898	(1,081,528)
CarMax, Inc.	14,235	(1,373,393)
Carvana Co.	3,975	(474,178)
Leslie’s, Inc.	38,005	(735,777)
O’Reilly Automotive, Inc.	3,810	(2,609,697)
Penske Automotive Group, Inc.	11,708	(1,097,274)
TJX Cos., Inc. (The)	5,469	(331,312)
Tractor Supply Co.	12,008	(2,802,307)
Williams-Sonoma, Inc.	431	(62,495)
		(11,169,915)
Technology Hardware, Storage & Peripherals (3.2)%
Apple, Inc.	3,759	(656,359)
HP, Inc.	146,861	(5,331,054)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals
Logitech International S.A.(4)	34,481	(2,544,008)
		(8,531,421)
Textiles, Apparel & Luxury Goods (0.1)%
Hanesbrands, Inc.	12,508	(186,244)

Thrifts & Mortgage Finance (0.5)%
Rocket Cos., Inc., Class A	128,229	(1,425,906)

Tobacco (0.8)%
Philip Morris International, Inc.	21,908	(2,058,038)

Trading Companies & Distributors (1.1)%
AerCap Holdings N.V.(4)	3,462	(174,070)
Core & Main, Inc., Class A	7,270	(175,861)
Fastenal Co.	9,913	(588,832)
MSC Industrial Direct Co., Inc., Class A	4,793	(408,412)
SiteOne Landscape Supply, Inc.	5,844	(944,916)
Watsco, Inc.	2,111	(643,095)
		(2,935,186)
Total Common Stocks (Proceeds $657,100,698)		(669,138,949)
Exchange-Traded Funds (132.3)%
AdvisorShares Pure U.S. Cannabis ETF	151	(3,150)
ARK Genomic Revolution ETF	16,708	(767,398)
ARK Innovation ETF	3,251	(215,509)
Communication Services Select Sector SPDR Fund	17,527	(1,205,507)
Consumer Discretionary Select Sector SPDR Fund	5,351	(989,935)
Consumer Staples Select Sector SPDR Fund	218,919	(16,613,763)
Energy Select Sector SPDR Fund	54,278	(4,149,010)
Financial Select Sector SPDR Fund	185,127	(7,094,067)
Health Care Select Sector SPDR Fund	41,077	(5,627,138)
Industrial Select Sector SPDR Fund	71,220	(7,334,236)
Invesco QQQ Trust, Series 1	238,622	(86,510,020)
Invesco S&P 500 Equal Weight ETF	8,830	(1,392,579)
iShares Biotechnology ETF	15,804	(2,059,261)
iShares Cohen & Steers REIT ETF	7,307	(518,870)
iShares Expanded Tech-Software Sector ETF	60,438	(20,847,484)
iShares MSCI Eurozone ETF	46,811	(2,025,512)
iShares MSCI Germany ETF	43,008	(1,220,997)
iShares Russell 2000 ETF	125,735	(25,809,623)
iShares Russell 2000 Growth ETF	14,280	(3,652,110)
iShares S&P 500 Value ETF	21,849	(3,402,326)
iShares S&P Mid-Cap 400 Growth ETF	12,751	(985,270)
iShares U.S. Home Construction ETF	11,572	(685,757)
iShares U.S. Real Estate ETF	33,743	(3,651,668)
iShares U.S. Technology ETF	128,076	(13,196,951)
iShares U.S. Transportation ETF	84	(22,676)
Materials Select Sector SPDR Fund	19,376	(1,707,994)
ProShares UltraShort 20+ Year Treasury	115,623	(2,367,959)
SPDR S&P 500 ETF Trust	176,808	(79,853,565)
SPDR S&P Biotech ETF	8,607	(773,597)
SPDR S&P Homebuilders ETF	46,335	(2,928,372)
SPDR S&P Metals & Mining ETF	34,615	(2,121,553)
SPDR S&P Retail ETF	36,806	(2,780,325)
U.S. Global Jets ETF	130,239	(2,834,001)
VanEck Semiconductor ETF	86,058	(23,217,588)
Vanguard FTSE Europe ETF	5,941	(370,006)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

Investments	Shares	Value
Exchange-Traded Funds
Vanguard Real Estate ETF	256,176	(27,761,793)
Total Exchange-Traded Funds (Proceeds $352,920,475)		(356,697,570)
Total Securities Sold Short (Proceeds $1,010,021,173)		(1,025,836,519)
Total Investments, net of securities sold short (Cost $211,796,846) 79.2%		213,568,799
Other assets, less liabilities 20.8%		56,085,534
Net Assets 100.0%		$269,654,333

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s.

(1)	Non-income producing.

(2)	All or a portion of this security is on loan.

(3)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of March 31, 2022, is $923,499,942.

(4)	Foreign security.

(5)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2022

At March 31, 2022, the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy: CHF / Sell: USD	State Street Bank & Trust Co.	Buy	698,000	746,966	4/29/22	$11,338	$ —
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	41,000	45,061	4/29/22	—	(460)
Total Forward Currency Exchange Contracts						$11,338	$ (460)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Notes to Schedule of Investments.

Notes to Schedule of Investments

March 31, 2022 (unaudited)

1.	Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2.	Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), a Bermuda-based reinsurance company, Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund. During the period ended March 31, 2022, the Fund did not incur any organization or offering costs.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

Security Transactions, Investment Income and Expenses

The Fund records security transactions on the trade date. Realized gains and losses on sales of securities are determined using cost calculated on the basis of specific identification. Dividend income and expense are recorded on the ex-dividend date, or when the Fund first learns of the ex-date dividend notification, and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.

Offsetting of Amounts Related to Certain Contracts

Amounts due from and to brokers are presented on a gross basis, by counterparty, even if the Fund has the legal right to offset. The Fund presents on a gross basis the fair value amounts recognized for OTC derivatives executed with the same counterparty under the same master netting agreement, even though such positions may qualify for net presentation. Fair value amounts recognized for exchange traded future contracts executed with the same broker are presented on a gross basis even if the Fund has the legal right to offset. The Fund has elected not to offset fair value amounts recognized for cash collateral receivables and payables against fair value amounts recognized for net derivative positions executed with the same counterparty under the same master netting arrangement.

Transactions with Brokers

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. Certain securities held at March 31, 2022 are pledged as collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for securities sold short.

Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Fund considers deposits at broker for shorts to be restricted cash.

The Fund’s foreign currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange is closed for trading.

Distributions

The Fund intends to declare income dividends and distribute them to the sole shareholder monthly at rates that reflect the past and projected net income of the Fund. Subject to applicable law, the Fund may fund a portion of its distributions with gains from the sale of portfolio securities and other sources. The Fund will pay the sole shareholder at least annually all or substantially all of its net investment income after the payment of interest, fees or dividends, if any, owed with respect to any forms of leverage utilized by the Fund. The Fund intends to pay any capital gains distributions at least annually. Distributions received from real estate investment trusts may be classified as dividends, capital gains, and/or return of capital.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3.	Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks(1)	$1,146,107,087	$5,006,217	$60,917	$1,151,174,221
Exchange-Traded Funds	87,457,205	—	—	87,457,205
Warrants	—	564,037	—	564,037
Closed-End Mutual Funds	203,653	—	—	203,653
Rights	—	6,202	—	6,202

Total Investments in Securities	$1,233,767,945	$5,576,456	$60,917	$1,239,405,318

Derivative Contracts:
Forward Exchange Contracts(2)	$—	$11,338	$—	$11,338

Total	$1,233,767,945	$5,587,794	$60,917	$1,239,416,656

Liabilities:
Securities Sold Short:
Common Stocks(1)	$(668,267,799)	$(871,150)	$—	$(669,138,949)
Exchange-Traded Funds	(356,697,570)	—	—	(356,697,570)

Total Securities Sold Short	$(1,024,965,369)	$(871,150)	$—	$(1,025,836,519)

Derivative Contracts:
Forward Exchange Contracts(2)	$—	$(460)	$—	$(460)

Total	$(1,024,965,369)	$(871,610)	$—	$(1,025,836,979)

(1) Please refer to the Schedule of Investments to view long and short common stocks segregated by industry type.

(2) Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The average notional value of forward currency exchange contracts purchased and sold for the period ended March 31, 2022 was 5,564,639 and 5,459,658, respectively.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued using indicative broker quotations and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-Traded Funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (such as money market funds and mutual funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Securities Sold Short

The Fund sells securities or currencies short for investment purposes. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

4.	Fund Fees and Expenses

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser amended effective July 1, 2020, the Fund pays the Adviser a monthly management fee at the annual rate of 2.00%. The management fee will be applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears. The Fund also pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

Previously, in the Investment Advisory Agreement effective September 1, 2019, the Fund paid the Adviser a monthly management fee at the annual rate of 1.50%. The management fee was applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). In addition, the Fund paid the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement effective September 1, 2019, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share was paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

The Adviser in addition agreed that it would attempt to manage the Fund’s aggregate leverage to be 1.5x per side of that of Weiss Multi-Strategy Partners LLC (the “Flagship Fund”) as measured by the Adviser’s risk metrics, unless otherwise agreed with Somerset in writing. In the event that Somerset, in its sole discretion, wanted to increase the Fund’s aggregate leverage by an additional 0.5x per side that of the Flagship Fund, it could have done so (subject to the US $1.2 billion in aggregate AUM capacity); provided, however, that the management fee associated with the incremental leverage applicable to Somerset for any quarter (or portion thereof) would have been 0.4375% (i.e., 1.75% per annum) and the incentive fee associated with the incremental leverage applicable to Somerset for any such quarter (or portion thereof) would have been an amount equal to an annual rate of 25% of the profits derived from the incremental leverage (including net unrealized gains and losses on investments).

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

For purposes of determining the fee calculations of the Fund, the value of the loans outstanding are included in the NAV of the Fund. See Note 5 below.

5.	Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans have a stated maturity date of May 2, 2022, with the interest accrued at the Secured Overnight Financing Rate (“SOFR”) plus 0.50% reset every 90 days and payable quarterly. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2022 through March 31, 2022.

As of March 31, 2022, the loans receivable and related interest are recorded as deductions to net assets on the Statement of Assets and Liabilities.

Type	Amount	Reasons for providing support

The Fund agrees to make revolving loans to Somerset in an aggregate amount at any one time outstanding not to exceed the Maximum Revolver Amount equal to the lesser of (i) U.S. $1,500,000,000, (ii) that amount which would cause the net asst value per share of the Lender to become less than $1 per share on a GAAP basis and (iii) the amount that the Borrower is permitted to borrow in accordance with its organizational documents.

	$312,339,134 (principal) and $148,578 (accrued interest)	The proceeds of the loans shall be used by Somerset to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset.

For the fiscal period ended March 31, 2022, the Fund made no additional loans to the sole shareholder. The Fund collected $100,000,000 in principal loan payments from the sole shareholder during the fiscal period ended March 31, 2022.

On July 27, 2017, the Financial Conduct Authority (“FCA”) announced that it would phase out the London Interbank Offered Rate (“LIBOR”) as a benchmark by the end of 2021 and the FCA has indicated that market participants should not rely on LIBOR being available after 2021. As an alternative to LIBOR, the U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, is replacing U.S.-dollar LIBOR with the SOFR, a new index calculated by short-term repurchase agreements, backed by Treasury securities. The Fund has amended its existing loan agreements with the Fund’s sole shareholder to reference SOFR as its reference rate.

6.	Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

7.	Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder. A decision by the sole shareholder to withdraw capital from the Fund could have a material negative impact on the Fund.

8.	Securities Lending

The Fund participates in State Street’s enhanced custody program. Through this program, State Street is capable of facilitating the Fund’s short selling activity and reducing its cost of such activity. The Fund participates in the enhanced custody program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions. The Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. At March 31, 2022, the Fund had securities on loan with a total value of $206,857,298.

9.	Subsequent Events

The Fund has evaluated subsequent events through the date the form N-PORT was filed. The Fund has determined that there are no material subsequent events that would require disclosure in or adjustment to these financial statements.